Issued Capital and Reserves (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Authorized
Number of shares, Ordinary shares	450,000,000	450,000,000	450,000,000